UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21198 and 811-21301

Name of Fund: BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Tax-Exempt Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2017

Date of reporting period: 06/30/2016

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2016 (Unaudited)	BBIF Tax-Exempt Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Tax-Exempt LLC	$276,124,712
Total Investments (Cost — $276,124,712) — 100.0%	276,124,712
Liabilities in Excess of Other Assets — (0.0)%	(277)

Net Assets — 100.0%	$276,124,435

BBIF Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2016, the value of the investment and the percentage owned by the Fund of the Master LLC was $276,124,712 and 11.3%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2016, there were no transfers between levels.

BBIF TAX-EXEMPT FUND	JUNE 30, 2016	1

Schedule of Investments June 30, 2016 (Unaudited)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.5%
City of Columbia Alabama IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.41%, 7/01/16 (a)	$61,650	$61,650,000
Alaska — 0.3%
City of Valdez Alaska, Refunding RB, Exxon Pipeline Co. Project, Series B, VRDN, 0.37%, 7/01/16 (a)	7,300	7,300,000
California
California Pollution Control Financing Authority, Refunding RB, VRDN (Mizuho Bank Ltd. LOC), 0.42%, 7/01/16 (a)	2,800	2,800,000
Los Angeles Department of Water & Power, Refunding RB, VRDN, Sub-Series A-7 (US Bank NA SBPA), 0.33%, 7/01/16 (a)	11,500	11,500,000

		14,300,000
Connecticut — 0.6%
Connecticut Housing Finance Authority, Refunding RB, VRDN, Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank NA SBPA), 0.38%, 7/01/16 (a)	14,370	14,370,000
Florida — 0.7%
County of Escambia Health Facilities Authority, Refunding RB, VRDN (AGC) (TD Bank NA SBPA), Azalea Trace, Inc., 0.45%, 7/01/16 (a)	17,905	17,905,000
Georgia — 0.6%
County of Gainesville & Hall Georgia Development Authority, RB, VRDN, Acts Retirement-Life Communities, Inc., Lanier Village, Series B, (TD Bank NA SBPA), 0.45%, 7/01/16 (a)	15,135	15,135,000
Illinois
Illinois Finance Authority, RB, VRDN, University of Chicago Medical Center, Series E-1 (Wells Fargo Bank NA LOC), 0.39%, 7/01/16 (a)	4,850	4,850,000

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB, VRDN (a):
Evanston Hospital Corporation (Wells Fargo Bank NA SBPA), 0.40%, 7/07/16	$21,800	$21,800,000
Northwestern Memorial Hospital (Northern Trust Co. SBPA), 0.37%, 7/01/16	22,085	22,085,000

		48,735,000
Louisiana
Louisiana Public Facilities Authority, RB, VRDN, Air Products and Chemicals Project (a):
0.39%, 7/01/16	4,700	4,700,000
0.40%, 7/06/16	40,000	40,000,000
Series B, 0.40%, 7/06/16	28,000	28,000,000
Series C, 0.39%, 7/01/16	14,600	14,600,000
Series C, 0.39%, 7/01/16	12,400	12,400,000

		99,700,000
Maryland — 0.8%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, VRDN, University of Maryland Medical System (TD Bank NA LOC), 0.38%, 7/01/16 (a)	19,530	19,530,000
Massachusetts
Massachusetts Development Finance Agency, Refunding RB, VRDN, Boston University, Series U-6C (TD Bank NA LOC), 0.36%, 7/01/16 (a)	12,280	12,280,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (a):
Harvard University, Series R, 0.30%, 7/01/16	34,360	34,360,000
Tufts University, Series N-2 (Wells Fargo Bank NA SBPA), 0.36%, 7/01/16	8,100	8,100,000
University of Massachusetts Building Authority, Refunding RB, VRDN (Wells Fargo Bank NA SBPA), 0.40%, 7/06/16 (a)	4,565	4,565,000

		59,305,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2016	1

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
Michigan
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, University of Detroit Mercy Project (Comerica Bank NA LOC), 0.41%, 7/01/16 (a)	$5,265	$5,265,000
Michigan State HDA, Refunding, HRB, M/F, Series A, VRDN, AMT (JPMorgan Chase Bank NA SBPA), 0.60%, 7/01/16 (a)	30,135	30,135,000

		35,400,000
Mississippi
County of Jackson Mississippi, Refunding RB, VRDN, Chevron USA, Inc. Project, 0.38%, 7/01/16 (a)	25,330	25,330,000
Mississippi Business Finance Corp., RB, VRDN, Chevron USA, Inc. Project (a):
Series C, 0.38%, 7/01/16	11,385	11,385,000
Series C, 0.38%, 7/01/16	27,720	27,720,000
Series G, 0.38%, 7/01/16	5,165	5,165,000
Series G, 0.38%, 7/01/16	15,300	15,300,000
Series I, 0.38%, 7/01/16	15,150	15,150,000

		100,050,000
New Jersey — 0.1%
Borough of Mendham New Jersey, GO, 1.75%, 7/08/16	2,250	2,250,133
New York
City of New York New York, GO, VRDN (a):
Sub-Series D-3 (JPMorgan Chase Bank NA SBPA), 0.37%, 7/01/16	38,700	38,700,000
Sub-Series D-4 (TD Bank NA LOC), 0.38%, 7/01/16	19,000	19,000,000
Sub-Series F-6 (JPMorgan Chase Bank NA SBPA), 0.37%, 7/01/16	25,000	25,000,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.38%, 7/01/16	6,345	6,345,000
Sub-Series I-2 (JPMorgan Chase Bank NA SBPA), 0.37%, 7/01/16	14,500	14,500,000
City of New York New York, Refunding GO, VRDN,, Sub-Series D-3B (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.39%, 7/01/16 (a)	4,000	4,000,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured Revenue, RB, VRDN (a):
(JPMorgan Chase Bank NA LOC), 0.37%, 7/01/16	$26,200	$26,200,000
Sub-Series A-4 (Northern Trust Corp. SBPA), 0.38%, 7/01/16	5,000	5,000,000
New York City Transitional Finance Authority, Future Tax Secured Revenue, Refunding RB, VRDN, Sub-Series A-4 (TD Bank NA SBPA), 0.38%, 7/01/16 (a)	12,775	12,775,000
New York City Water & Sewer System, RB, Municipal Water Finance Authority, Series A, VRDN (State Street Bank & Trust Co. SBPA), 0.38%, 7/01/16 (a)	10,545	10,545,000
New York City Water & Sewer System, Refunding RB, VRDN (a):
2nd General Resolution, Series AA (TD Bank NA SBPA), 0.38%, 7/01/16	22,400	22,400,000
2nd General Resolution, Series BB-4 (Wells Fargo Bank NA SBPA), 0.38%, 7/01/16	900	900,000
Municipal Water Finance Authority, 2nd General Resolution, Fiscal 2011, Series DD-1 (TD Bank NA SBPA), 0.38%, 7/01/16	29,800	29,800,000
Municipal Water Finance Authority, Sub-Series A-2 (Mizuho Ltd. Bank SBPA), 0.38%, 7/01/16	19,800	19,800,000
New York Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-1 (Royal Bank of Canada LOC), 0.39%, 7/01/16 (a)	12,780	12,780,000
New York State HFA, HRB, VRDN, M/F Housing (a):
175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.45%, 7/06/16	7,900	7,900,000
175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.45%, 7/06/16	30,900	30,900,000

2	MASTER TAX-EXEMPT LLC	JUNE 30, 2016

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
New York (continued)
New York State HFA, HRB, VRDN, M/F Housing (a) (continued):
625 West 57th Street, Series A (Bank of New York Mellon LOC), 0.40%, 7/06/16	$4,700	$4,700,000
625 West 57th Street, Series A-1 (Bank of New York Mellon Trust LOC), 0.40%, 7/06/16	15,715	15,715,000
Triborough Bridge & Tunnel Authority, Refunding RB, Sub-Series B-2, VRDN (Wells Fargo Bank NA LOC), 0.38%, 7/01/16 (a)	24,415	24,415,000

		331,375,000
North Carolina
Charlotte-Mecklenburg Hospital Authority, Refunding RB, VRDN, Series H (Wells Fargo Bank NA LOC), 0.39%, 7/01/16 (a)	8,075	8,075,000
North Carolina Medical Care Commission, RB, Series B, VRDN (BMO Harris Bank NA SBPA), 0.39%, 7/01/16 (a)	4,200	4,200,000

		12,275,000
Oklahoma — 1.9%
Oklahoma Turnpike Authority, Refunding RB, VRDN, 2nd Senior Series F (JPMorgan Chase Bank NA), 0.37%, 7/01/16 (a)	45,285	45,285,000
Pennsylvania
County of Montgomery Industrial Development Authority, RB, VRDN, Acts Retirement-Life Communities, Inc. (TD Bank NA SBPA), 0.45%, 7/01/16 (a)	11,885	11,885,000
Geisinger Authority, RB, VRDN, Geisinger Health System, Series A (Wells Fargo Bank NA SBPA), 0.38%, 7/01/16 (a)	4,200	4,200,000

		16,085,000
Texas
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Methodist Hospital (a):
Sub-Series C-1, 0.38%, 7/01/16	75,000	75,000,000
Sub-Series C-2, 0.38%, 7/01/16	16,200	16,200,000

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Health Facilities Development Corp., Refunding RB, VRDN, Methodist Hospital System, Series A-2, 0.38%, 7/01/16 (a)	$19,205	$19,205,000
Lower Neches Valley Authority Industrial Development Corp., Refunding RB, Series A, VRDN, 0.37%, 7/01/16 (a)	12,920	12,920,000

		123,325,000
Utah
City of Murray Utah, RB, VRDN, IHC Health Services, Inc. (a):
Series A (JPMorgan Chase Bank NA SBPA), 0.38%, 7/01/16	21,555	21,555,000
Series C, 0.37%, 7/01/16	28,000	28,000,000
Series C (Northern Trust Co. SBPA), 0.38%, 7/01/16	23,250	23,250,000
County of Weber Utah, RB, VRDN, IHC Health Service, Inc., Series C (Bank of New York Mellon Trust SBPA), 0.38%, 7/01/16 (a)	45,050	45,050,000

		117,855,000
Virginia
County of Albemarle Industrial Development Authority, RB, VRDN, Jefferson Scholars Foundation Project (SunTrust Bank LOC), 0.48%, 7/06/16 (a)	6,400	6,400,000
Virginia College Building Authority, RB, VRDN, 21st Century College (a):
Series B (Wells Fargo Bank NA SBPA), 0.39%, 7/01/16	32,425	32,425,000
Series C (Wells Fargo Bank NA SBPA), 0.39%, 7/01/16	16,390	16,390,000
Virginia College Building Authority, Refunding RB, VRDN, University of Richmond Project (Wells Fargo Bank NA SBPA), 0.39%, 7/01/16 (a)	3,050	3,050,000

		58,265,000
Wyoming — 0.4%
County of Uinta Wyoming, Refunding RB, VRDN, Pollution Control Revenue, Chevron USA, Inc. Project, 0.38%, 7/01/16 (a)	8,945	8,945,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2016	3

Schedule of Investments (continued)	Master Tax-Exempt LLC

Value
Total Investments (Cost — $1,209,040,133*) — 49.5%	$1,209,040,133
Other Assets Less Liabilities — 50.5%	1,232,242,745

Net Assets — 100.0%	$2,441,282,878

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDB	Industrial Development Board
LOC	Letter of Credit
M/F	Multi-Family
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

4	MASTER TAX-EXEMPT LLC	JUNE 30, 2016

Schedule of Investments (concluded)	Master Tax-Exempt LLC

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following tables summarize the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$1,209,040,133	—	$1,209,040,133
[1] See above Schedule of Investments for values in each state or political subdivision.

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $496,200 is categorzed as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2016, there were no transfers between levels.

MASTER TAX-EXEMPT LLC	JUNE 30, 2016	5

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer)
of BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowraski
John M. Perlowski
Chief Executive Officer (principal executive officer)
of BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date:	August 24, 2016

By:	Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer)
of BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date:	August 24, 2016